Income tax - Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Balance at beginning of the year	¥ 252,481	¥ 229,181	¥ 249,347
Additions	30,101	46,643	69,282
Reversals	(22,047)	(23,343)	(89,448)
Balance at end of the year	¥ 260,535	¥ 252,481	¥ 229,181